FAIR VALUE - Schedule of Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets measured at fair value:
Fixed maturity securities available-for-sale:	$ 1,064,267	$ 1,002,103
Equity securities	20,936	28,973
Other Investments	13,710	12,289
Equity-method investments measured at fair value	2,408	1,955
Assets measured at fair value:	1,101,321	1,045,320
Foreign governments
Assets measured at fair value:
Fixed maturity securities available-for-sale:	35,670	25,385
Corporate bonds
Assets measured at fair value:
Fixed maturity securities available-for-sale:	1,028,597	976,718
Level 1
Assets measured at fair value:
Fixed maturity securities available-for-sale:	498,271	440,106
Equity securities	20,936	28,973
Other Investments	0	0
Equity-method investments measured at fair value	0	0
Assets measured at fair value:	519,207	469,079
Level 1 | Foreign governments
Assets measured at fair value:
Fixed maturity securities available-for-sale:	7,796	4,371
Level 1 | Corporate bonds
Assets measured at fair value:
Fixed maturity securities available-for-sale:	490,475	435,735
Level 2
Assets measured at fair value:
Fixed maturity securities available-for-sale:	565,996	561,997
Equity securities	0	0
Other Investments	13,710	12,289
Equity-method investments measured at fair value	0	0
Assets measured at fair value:	579,706	574,286
Level 2 | Foreign governments
Assets measured at fair value:
Fixed maturity securities available-for-sale:	27,874	21,014
Level 2 | Corporate bonds
Assets measured at fair value:
Fixed maturity securities available-for-sale:	538,122	540,983
Level 3
Assets measured at fair value:
Fixed maturity securities available-for-sale:	0	0
Equity securities	0	0
Other Investments	0	0
Equity-method investments measured at fair value	2,408	1,955
Assets measured at fair value:	2,408	1,955
Level 3 | Foreign governments
Assets measured at fair value:
Fixed maturity securities available-for-sale:	0	0
Level 3 | Corporate bonds
Assets measured at fair value:
Fixed maturity securities available-for-sale:	$ 0	$ 0